Condensed Consolidated Statement of Loss of Immatics N.V. € in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€) € / shares	Jun. 30, 2024 EUR (€) € / shares	Jun. 30, 2023 EUR (€) € / shares
Profit or loss [abstract]
Revenue from collaboration agreements	€ 18,755	€ 22,354	€ 49,024	€ 32,150
Research and development expenses	(35,216)	(27,317)	(67,324)	(54,898)
General and administrative expenses	(10,128)	(9,358)	(21,770)	(18,944)
Other income	25	6	37	948
Operating result	(26,564)	(14,315)	(40,033)	(40,744)
Change in fair value of liabilities for warrants	(648)	(13,105)	395	(5,708)
Other financial income	9,665	3,954	20,580	6,748
Other financial expenses	(305)	(1,144)	(515)	(4,653)
Financial result	8,712	(10,295)	20,460	(3,613)
Loss before taxes	(17,852)	(24,610)	(19,573)	(44,357)
Taxes on income	(170)	0	(1,503)	0
Net loss	€ (18,022)	€ (24,610)	€ (21,076)	€ (44,357)
Net loss per share:
Basic | € / shares	€ (0.17)	€ (0.32)	€ (0.21)	€ (0.58)
Diluted | € / shares	€ (0.17)	€ (0.32)	€ (0.21)	€ (0.58)